Quarterly Operating Results - Quarterly Operating Results (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenues	$ 779.5	$ 673.2	$ 650.4	$ 649.9	$ 546.8	$ 578.4	$ 562.8	$ 546.1	$ 447.4	$ 1,453.6	$ 1,196.7	$ 2,520.3	$ 2,134.7	$ 1,864.2
Total expenses	682.1	627.8	574.1	558.8	514.3	531.0	491.8	480.2	423.9	1,313.9	1,073.1	2,275.0	1,926.9	1,661.2
Earnings from continuing operations before income taxes	97.4	45.4	76.3	91.1	32.5	47.4	71.0	65.9	23.5	139.7	123.6	245.3	207.8	203.0
Earnings from continuing operations		33.5	61.7	71.7	28.1	40.5	46.7	41.7	15.2			195.0	144.1	163.3
Earnings from discontinued operations														10.8
Net earnings	$ 93.5	$ 33.5	$ 61.7	$ 71.7	$ 28.1	$ 40.5	$ 46.7	$ 41.7	$ 15.2	$ 134.0	$ 99.8	$ 195.0	$ 144.1	$ 174.1
Basic net earnings per share:
Earnings from continuing operations, Basic		$ 0.27	$ 0.50	$ 0.60	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14			$ 1.61	$ 1.29	$ 1.56
Earnings from discontinued operations, Basic														$ 0.10
Basic net earnings per share	$ 0.73	$ 0.27	$ 0.50	$ 0.60	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14	$ 1.06	$ 0.85	$ 1.61	$ 1.29	$ 1.66
Diluted net earnings per share:
Basic net earnings per share		$ 0.27	$ 0.50	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14			$ 1.59	$ 1.28	$ 1.56
Earnings from discontinued operations, Diluted														$ 0.10
Diluted net earnings per share	$ 0.73	$ 0.27	$ 0.50	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14	$ 1.04	$ 0.83	$ 1.59	$ 1.28	$ 1.66